INVENTORY (Tables)	3 Months Ended
Mar. 31, 2022
Schedule Of Inventory
	March 31, 2022	December 31, 2021
Process material stockpiles	$1,356	$1,083
Concentrate inventory	1,656	2,467
Materials and supplies	1,820	1,629
	$4,832	$5,179